20. TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
TradeAccountsPayableLineItems [Line Items]
Adjustment to present value	R$ (52.8)	R$ (48.9)
Trade and accounts payable	6,445.5	5,839.8
Domestic [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	4,451.1	4,148.1
Related parties	16.6	13.1
Total	4,467.7	4,161.2
Foregin [Member]
TradeAccountsPayableLineItems [Line Items]
Third parties	2,030.6	1,727.5
Related parties
Total	R$ 2,030.6	R$ 1,727.5